International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition	12 Months Ended
Dec. 31, 2013
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition

(22) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Condition

(Parent Company Only)

December 31, 2013 and 2012

(Dollars in Thousands)

	2013	2012
ASSETS
Cash	$8,106	$1,539
Other investments	62,381	63,044
Notes receivable	313	409
Investment in subsidiaries	1,556,932	1,573,679
Other assets	197	617

Total assets	$1,627,929	$1,639,288

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Junior subordinated deferrable interest debentures	$190,726	$190,726
Due to IBC Trading	21	21
Other liabilities	12,774	12,833

Total liabilities	203,521	203,580

Shareholders' equity:
Common shares	95,744	95,725
Surplus	163,947	163,287
Retained earnings	1,467,000	1,369,543
Accumulated other comprehensive (loss) income	(43,774)	65,662

	1,682,917	1,694,217
Less cost of shares in treasury	(258,509)	(258,509)

Total shareholders' equity	1,424,408	1,435,708

Total liabilities and shareholders' equity	$1,627,929	$1,639,288